MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST (Prospectus Summary): | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST

Morgan Stanley

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Dated May 31, 2012

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley U.S. Government Money Market Trust (the "Fund"). As a result, the following changes to the Prospectus are required:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.